UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-8031

Seligman Value Fund Series, Inc.

(Exact name of Registrant as specified in charter)

100 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Lawrence P. Vogel

100 Park Avenue

New York, New York 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 12/31

Date of reporting period: 9/30/07

FORM N-Q

ITEM 1. SCHEDULE OF INVESTMENTS.

Seligman Value Fund Series, Inc.

Schedules of Investments (unaudited)
September 30, 2007
Seligman Large-Cap Value Fund
	Shares	Value
Common Stocks 100.2%
Aerospace and Defense 6.0%
Honeywell International	130,000	$7,731,100
United Technologies	110,000	8,852,800

		16,583,900

Capital Markets 3.0%
Bank of New York Mellon	188,680	8,328,335

Chemicals 7.3%
E. I. du Pont de Nemours	140,000	6,938,400
Praxair	100,000	8,376,000
Rohm and Haas	90,000	5,010,300

		20,324,700

Commercial Banks 2.9%
U.S. Bancorp	245,000	7,969,850

Communications Equipment 4.7%
Juniper Networks*	360,000	13,179,600

Computers and Peripherals 2.4%
Seagate Technology*	257,000	6,574,060

Diversified Financial Services 5.2%
Bank of America	150,000	7,540,500
JPMorgan Chase	150,000	6,873,000

		14,413,500

Food and Staples Retailing 2.9%
Costco Wholesale	130,000	7,978,100

Food Products 3.2%
Kraft Foods (Class A)	94,202	3,250,911
Tyson Foods (Class A)	320,000	5,712,000

		8,962,911

Health Care Equipment and Supplies 5.1%
Baxter International	130,000	7,316,400
Medtronic	124,000	6,994,840

		14,311,240

Independent Power Producers and Energy Traders 5.5%
AES*	400,000	8,016,000
Dynegy (Class A)*	800,000	7,392,000

		15,408,000

Industrial Conglomerates 3.0%
General Electric	200,000	8,280,000

Insurance 10.8%
MetLife	105,000	7,321,650
Prudential Financial	70,000	6,830,600
Travelers	135,000	6,795,900
UnumProvident	365,000	8,931,550

		29,879,700

IT Services 3.5%
Amdocs*	260,000	9,669,400

Machinery 2.8%
Caterpillar	100,000	7,843,000

Multiline Retail 2.3%
J.C. Penney	100,000	6,337,000

Oil, Gas and Consumable Fuels 12.2%
Chevron	95,000	8,890,100
Marathon Oil	140,000	7,982,800
Valero Energy	125,000	8,397,500
Williams Companies	250,000	8,515,000

		33,785,400

Pharmaceuticals 2.4%
Wyeth	150,000	6,682,500

Road and Rail 5.0%
CSX	165,000	7,050,450
Union Pacific	60,000	6,783,600

		13,834,050

Software 2.7%
BEA Systems*	550,000	7,628,500

Specialty Retail 2.6%
The Gap	400,000	7,376,000

Thrifts and Mortgage Finance 2.2%
Washington Mutual	170,000	6,002,700

Tobacco 2.5%
Altria Group	100,000	6,953,000

Total Investments 100.2%		278,305,446

Other Assets Less Liabilities (0.2)%		(589,886)

Net Assets 100.0%		$277,715,560

Seligman Smaller-Cap Value Fund
			Value
	Shares or Principal Amount

Common Stocks 99.4%
Aerospace and Defense 4.0%
Cubic	300,000	shs.	$12,651,000

Airlines 2.0%
Continental Airlines*	190,000		6,275,700

Beverages 3.5%
Central European Distribution*	230,000		11,019,300

Biotechnology 2.0%
Keryx Biopharmaceuticals*	650,000		6,461,000

Chemicals 5.0%
Hercules*	420,000		8,828,400
Minerals Technologies	105,000		7,035,000

			15,863,400

Commercial Banks 1.4%
South Financial Group	190,000		4,320,600

Commercial Services and Supplies 7.4%
Brink's	90,000		5,029,200
Korn/Ferry International*	300,000		4,953,000
School Specialty*	165,000		5,713,950
Waste Connections*	240,000		7,622,400

			23,318,550

Communications Equipment 2.4%
F5 Networks*	200,000		7,438,000

Computers and Peripherals 1.1%
Hypercom*	770,000		3,480,400

Construction and Engineering 3.5%
Shaw Group*	190,000		11,039,000

Containers and Packaging 2.9%
Owens-Illinois**	220,000		9,119,000

Diversified Consumer Services 3.0%
Sotheby's Holdings (Class A)	200,000		9,558,000

Electrical Equipment 3.7%
EnerSys*	390,200		6,933,854
Thomas & Betts*	80,000		4,691,200

			11,625,054

Electronic Equipment and Instruments 3.0%
Trimble Navigation*	240,000		9,410,400

Energy Equipment and Services 6.5%
Exterran Holdings*	170,000		13,657,800
TETRA Technologies*	320,000		6,764,800

			20,422,600

Health Care Equipment and Supplies 2.0%
PolyMedica	120,000		6,302,400

Health Care Providers and Services 3.5%
HealthSouth*	270,000		4,727,700
WellCare Health Plans*	60,000		6,325,800

			11,053,500

Hotels, Restaurants and Leisure 4.3%
Panera Bread (Class A)*	50,000		2,040,000
Penn National Gaming*	150,000		8,853,000
Ruby Tuesday	148,200		2,717,988

			13,610,988

Insurance 10.5%
Aspen Insurance Holdings	300,000		8,373,000
Endurance Specialty Holdings	180,000		7,479,000
Hanover Insurance Group	140,000		6,186,600
Infinity Property and Casualty	130,000		5,228,600
W.R. Berkley	200,000		5,926,000

			33,193,200

IT Services 2.3%
CACI International (Class A)*	140,000		7,152,600

Machinery 2.2%
Mueller Industries	190,000		6,866,600

Multiline Retail 1.5%
Fred's	450,000		4,738,500

Personal Products 1.9%
Herbalife	130,000		5,909,800

Pharmaceuticals 1.3%
Par Pharmaceutical*	230,000		4,268,800

Real Estate Investment Trusts 1.3%
FelCor Lodging Trust	300,000		5,979,000

Road and Rail 1.3%
Dollar Thrifty Automative Group*	38,700		1,342,503

Semiconductors and Semiconductor Equipment 6.6%
Cypress Semiconductor	390,000		11,391,900
Varian Semiconductor Equipment Associates*	175,000		9,366,000

			20,757,900

Software 5.0%
Lawson Software*	680,000		6,806,800
Quest Software*	530,000		9,094,800

			15,901,600

Specialty Retail 4.6%
Coldwater Creek	280,000		3,040,800
Guitar Center*	115,000		6,819,500
Pacific Sunwear of California*	320,000		4,736,000

			14,596,300

Total Common Stocks			313,675,695

Time Deposit 0.8%
BNP Paribas, Grand Cayman, 5.15%, 10/1/2007	$2,624,000		2,624,000

Total Investments 100.2%			316,299,695

Other Assets Less Liabilities (0.2)%			(744,474)

Net Assets 100.0%			$315,555,221

*Non-income producing security

Seligman Value Fund Series, Inc.

Notes to Schedules of Investments (unaudited)

September 30, 2007

Organization: — Seligman Value Fund Series, Inc. consists of two separate funds: Seligman Large-Cap Value Fund and Seligman Smaller-Cap Value Fund (collectively, the “Funds”).

Security Valuation — Securities traded on an exchange are valued at the last sales price on the primary exchange or market on which they are traded. Securities not listed on an exchange or security market, or securities for which there is no last sales price, are valued at the mean of the most recent bid and asked prices or are valued by J. & W. Seligman & Co. Incorporated (Manager of the Funds) based on quotations provided by primary market makers in such securities. Securities for which market quotations are not readily available (or are otherwise no longer valid or reliable) are valued at fair value determined in accordance with procedures approved by the Board of Directors. This can occur in the event of, among other things, natural disasters, acts of terrorism, market disruptions, intra-day trading halts, and extreme market volatility. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value or the price that may be realized upon the actual sale of the security. Short-term holdings that mature in more than 60 days are valued at current market quotations. Short-term holdings maturing in 60 days or less are valued at current market quotations or amortized cost if the Funds’ Manager believes it approximates fair value.

At September 30, 2007, the cost of investments for federal income tax purposes and the tax basis gross and net unrealized appreciation and depreciation of portfolio securities were as follows:

Fund	Tax Basis Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Seligman Large-Cap Value Fund	$199,263,487	$81,834,341	$(2,792,382)	$79,041,959

Seligman Smaller-Cap Value Fund	223,729,757	113,925,223	(21,355,285)	92,569,938

ITEM 2. CONTROLS AND PROCEDURES.

a.

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-Q is recorded, processed, summarized and reported, within the time periods specified in the Commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

b.

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN VALUE FUND SERIES, INC.

By:	/S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	November 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/ BRIAN T. ZINO

Brian T. Zino
President and Chief Executive Officer

Date:	November 26, 2007

By:	/S/ LAWRENCE P. VOGEL

Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:	November 26, 2007

SELIGMAN VALUE FUND SERIES, INC.

EXHIBIT INDEX

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.